Sharebased payments (Tables)	6 Months Ended
Jun. 30, 2019
Share based payments
Schedule of share-based payments arrangements
	Exercise price	Outstanding	Outstanding
	per stock	stock options on	stock options on
	options	June 30,	December 31,
Expiry date	(in €)	2019	2018
2020	€3.95	15,200	18,200
2021	3.95	—	—
2023	2.44	215,519	294,400
2024	2.44	96,696	117,733
2024	3.95	6,238	6,895
2024	7.17	337,100	407,061
2024	2.44	6,000	26,970
2025	11.44	39,000	39,000
2025	10.34	3,000	3,000
2025	9.47	188,590	226,323
2026	11.38	49,995	50,415
2026	11.47	225,874	257,616
2026	14.13	268,371	315,102
2027	18.41	111,389	114,019
2027	21.17	569,871	628,292
2023	80.82	94,100	94,600
2028	80.82	75,450	75,450
2023	86.32	367,760	369,760
2028	86.32	433,365	491,815
2024/2029 (1)	€113.49	423,487
		3,527,005	3,536,651

(1)	On June 28, 2019, the Company granted a total of 423,487 stock options. The beneficiary can choose between a contractual term of five or ten years.

Schedule of parameters used in relation to the new grants

Stock options granted in	June 2019
Number of options granted	423,487
Average fair value of options (in EUR)	€67.35
Share price (in EUR)	€123.20
Exercise price (in EUR)	€113.49
Expected volatility	45.3%
Average expected option life (in years) (1)	10.00
Risk‑free interest rate	0.07%
Expected dividends	—%

(1)

The beneficiary can choose between a contractual term of five or ten years. The average expected option life is currently estimated at ten years. This estimate will be reassessed once the acceptance period of 60 days has passed and the beneficiaries will have made a choice between a contractual term of five or ten years. The total fair value of the grant would range from €26.3 million (100% of the stock options at an expected option life of five years) to €28.5 million (100% of the stock options at an expected option life of ten years).